CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables) - Vimeo Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Consolidated Financial Statement Details [Line Items]
Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheet to the total amounts shown in the consolidated statement of cash flows:

	March 31, 2021	December 31, 2020	March 31, 2020	December 31, 2019
	(In thousands)
Cash and cash equivalents	$316,305	$110,011	$3,245	$1,939
Restricted cash included in other current assets	223	26	22	24
Total cash and cash equivalents and restricted cash as shown on the consolidated statement of cash flows	$316,528	$110,037	$3,267	$1,963

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheet to the total amounts shown in the consolidated statement of cash flows:

	January 1,	December 31,	December 31,
	2019	2019	2020

	(In thousands)
Cash and cash equivalents	$985	$1,939	$110,011
Restricted cash included in other current assets	23	24	26
Total cash and cash equivalents and restricted cash as shown on the consolidated statement of cash flows	$1,008	$1,963	$110,037

Schedule of Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheet to the total amounts shown in the consolidated statement of cash flows:

	March 31, 2021	December 31, 2020	March 31, 2020	December 31, 2019
	(In thousands)
Cash and cash equivalents	$316,305	$110,011	$3,245	$1,939
Restricted cash included in other current assets	223	26	22	24
Total cash and cash equivalents and restricted cash as shown on the consolidated statement of cash flows	$316,528	$110,037	$3,267	$1,963

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheet to the total amounts shown in the consolidated statement of cash flows:

	January 1,	December 31,	December 31,
	2019	2019	2020

	(In thousands)
Cash and cash equivalents	$985	$1,939	$110,011
Restricted cash included in other current assets	23	24	26
Total cash and cash equivalents and restricted cash as shown on the consolidated statement of cash flows	$1,008	$1,963	$110,037

Schedule of Changes in Allowance for Credit Losses
The following table presents the changes in the allowance for credit losses for the three months ended March 31, 2021 and 2020, respectively:

	2021	2020
	(In thousands)
Balance at January 1	$476	$273
Current period provision for credit losses	82	824
Write-offs charged against the allowance	(58)	(251)
Balance at March 31	$500	$846

The following table presents the changes in the allowance for credit losses for the year ended December 31, 2020:

Year Ended
December 31, 2020
(In thousands)
Balance at January 1	$273
Current period provision for credit losses	1,834
Write-offs charged against the allowance	(1,645)
Recoveries collected	14
Balance at December 31	$476

Schedule of Accumulated Depreciation and Amortization
The following table provides the accumulated amortization and depreciation within the consolidated balance sheet:

Asset Category	March 31, 2021	December 31, 2020
	(In thousands)
Right-of-use assets included in other non-current assets	$4,899	$4,727
Leasehold improvements and equipment	$822	$712
Intangible assets with definite lives	$35,733	$33,846

Schedule of Other Income (Expense), Net	Other income (expense), net

	Three Months Ended March 31,
	2021	2020
	(In thousands)
Other income (expense), net	$10,086	$(59)

	Years Ended December 31,
	2019	2020
	(In thousands)
Other (expense) income, net	$(6,441)	$93

Schedule of Revenue and Long-lived Assets by Geographic Area
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Three Months Ended March 31,
	2021	2020
	(In thousands)
Revenue:
United States	$48,141	$29,612
All other countries	41,281	27,356
Total	$89,422	$56,968
The United States is the only country whose revenue is greater than 10 percent of total revenue of Vimeo for the three months ended March 31, 2021 and 2020.

	March 31, 2021	December 31, 2020
	(In thousands)
Long-lived assets (excluding goodwill, intangible assets with definite lives and ROU assets):
United States	$2,465	$2,549
All other countries	855	772
Total	$3,320	$3,321

Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2019	2020
	(In thousands)
Revenue:
United States	$100,275	$139,826
All other countries	95,740	143,392
Total	$196,015	$283,218

The United States is the only country whose revenue is greater than 10 percent of total revenue of the Company for the years ended December 31, 2019 and 2020.

	December 31,
	2019	2020
	(In thousands)
Long-lived assets (excluding goodwill, intangible assets with definite lives and ROU assets):
United States	$2,766	$2,549
All other countries	231	772
Total	$2,997	$3,321